UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one): 	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street
		2nd Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael J. Heller
Title:	Assistant Controller
Phone:	312-345-5826
Signature, Place, and Date of Signing

	Michael J. Heller    Chicago, Illinois   May 15, 2000

Report Type:

[X]  13F HOLDING REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total	26

Form 13F Information Table Value Total	$495,928

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101     1831    47935 SH       SOLE                    47935
Amli Residential Prop.                          001735109     9018   439905 SH       SOLE                   439905
Archstone Comm.                                 039581103     1438    72105 SH       SOLE                    72105
Arden Realty Group                              039793104    34811  1667570 SH       SOLE                   706670            960900
AvalonBay Comm.                                 053484101    40623  1109151 SH       SOLE                   457648            651503
Boston Properties                               101121101    13435   422320 SH       SOLE                   422320
Cabot Industrial Trust                          127072106      806    43255 SH       SOLE                    43255
CarrAmerica Realty                              144418100     2444   115700 SH       SOLE                   115700
Charles E. Smith Residential                    832197107    11271   312005 SH       SOLE                   312005
Cornerstone Prop.                               21922H103    35085  2012020 SH       SOLE                   737270           1274750
Equity Office Prop.                             294741103    45119  1795776 SH       SOLE                   613864           1181912
Equity Res. Prop.                               29476L107    17499   435440 SH       SOLE                   435440
Essex Prop. Trust                               297178105    11784   327320 SH       SOLE                   327320
Federal Realty Investment Trus                  313747206    11935   617975 SH       SOLE                   617975
General Growth Properties                       370021107    13384   439730 SH       SOLE                   439730
Highwoods Properties                            431284108    20881   982650 SH       SOLE                   295250            687400
Liberty Prop. Trust                             531172104    40278  1682650 SH       SOLE                   534650           1148000
Post Properties Inc.                            737464107     3709    92000 SH       SOLE                    92000
Prentiss Properties                             740706106    39717  1780040 SH       SOLE                   525040           1255000
Public Storage Inc.                             74460D109    10830   515725 SH       SOLE                   515725
Reckson Assoc. Realty Corp.                     75621K106     8113   432700 SH       SOLE                   432700
Regency Realty Corp.                            758939102     2085   105560 SH       SOLE                   105560
Spieker Properties                              848497103    12256   275415 SH       SOLE                   275415
Starwood Lodging                                85590A203    60002  2285800 SH       SOLE                   508200           1777600
TrizecHahn Corp.                                896938107    17828  1188535 SH       SOLE                   368964            819571
Urban Shopping Ctrs.                            917060105    29747  1023560 SH       SOLE                   543660            479900